ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable, net

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	1,046,060	950,666	137,838
Notes receivable	9,164	4,614	669
Allowance for credit losses	(227,593)	(263,956)	(38,270)
Accounts and notes receivable, net	827,631	691,324	100,237

Schedule of movements in allowance for credit losses

	As at December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at beginning of the year	(70,861)	(204,124)	(227,593)	(32,998)
Adoption of ASU 2016-13	(35,752)	—	—	—
Additions	(108,151)	(31,291)	(43,295)	(6,277)
Write-offs	10,640	7,822	6,932	1,005
Balance at end of the year	(204,124)	(227,593)	(263,956)	(38,270)